Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the federal statutory rate to the Company’s effective tax rate is as follows for the years ended December 31, 2018 and 2017:

	Year Ended December 31,
	2018	2017
Tax benefit at federal statutory rate	$(10,972)	$(11,038)
Pre-conversion passthrough loss	—	7,331
Tax credits	(2,387)	(351)
Federal uncertain tax positions	708	102
Stock-based compensation	1,251	470
Impact of federal rate change	—	2,329
Nondeductible expense	58	126
Change of valuation allowance	11,346	782
Others	(4)	249

Income tax provision	$—	$—

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant components of the Company’s deferred tax assets consist of (in thousands):

	December 31,
	2018	2017
Deferred tax assets:
Net operating loss	$13,867	$4,363
Accrued bonus	487	230
Tax credits	3,098	574
Stock-based compensation	213	—
Deferred rent	1,647	—
Others	98	73

Gross deferred tax assets	19,410	5,240
Less valuation allowance	(17,286)	(5,026)

Total deferred tax assets	$2,124	$214

Deferred tax liabilities:
Depreciation and amortization	$(2,124)	$(214)

Gross deferred tax liabilities	(2,124)	(214)

Deferred tax assets, net	$—	$—

Schedule of Unrecognized Tax Benefits

The following table summarizes the activity related to the Company’s unrecognized tax benefits for the years ended December 31, 2018 and 2017 (in thousands):

Balance as of December 31, 2016	$—
Increases related to tax positions taken during the prior year	227
Increases related to tax positions taken during the current year	403

Balance as of December 31, 2017	630
Increases related to tax positions taken during the current year	877

Balance as of December 31, 2018	$1,507